Offsets	Mar. 09, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Diversified Energy Company PLC
Form or Filing Type	F-3
File Number	333-287373
Initial Filing Date	May 16, 2025
Fee Offset Claimed	$ 14,959.39
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares, nominal (par) value Pound0.20 per share
Unsold Securities Associated with Fee Offset Claimed | shares	13,339,826
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 175,285,313.64
Termination / Withdrawal Statement

(5)
On November 21, 2025, the redomiciliation of Diversified Energy Company PLC (“DEC PLC”), a public company incorporated under the laws of England and Wales, was implemented by way of a UK court-sanctioned scheme of arrangement under Part 26 of the Companies Act 2006 (the “Scheme”). Pursuant to the Scheme, the registrant was inserted as the ultimate parent company of DEC PLC and its consolidated subsidiaries. Pursuant to Rule 12g-3(a) under the Securities Exchange Act of 1934, the registrant is the successor issuer to DEC PLC.

(6)
On May 16, 2025, DEC PLC filed a registration statement on Form F-3ASR (File No. 333-287373) (the “Prior Registration Statement”), which registered the resale of up to 19,910,181 ordinary shares of DEC PLC in a secondary offering. On November 24, 2025, the registrant filed a registration statement on Form POSASR (File No.: 333-287373), which terminated the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $14,959.39 of the registration fee previously paid in connection with the Prior Registration Statement to offset the registration fees that are payable in connection with the registration of securities on this registration statement, and as a result the registrant will have $11,876.79 registration fee remaining.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Diversified Energy Company PLC
Form or Filing Type	F-3
File Number	333-287373
Filing Date	May 16, 2025
Fee Paid with Fee Offset Source	$ 14,959.39